Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	¥ 24,376		¥ 20,395
60-89 days past due	3,706		3,095
90 days and greater past due	6,101		6,191
Total past due	34,183		29,681
Current	5,564,889	[1]	4,716,416	[1]
Total finance receivables	5,599,072		4,746,097
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	22,744		19,224
60-89 days past due	3,265		2,867
90 days and greater past due	4,826		4,236
Total past due	30,835		26,327
Current	4,647,906	[1]	3,839,103	[1]
Total finance receivables	4,678,741		3,865,430
New auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	15,948		12,947
60-89 days past due	2,069		1,805
90 days and greater past due	2,745		2,607
Total past due	20,762		17,359
Current	4,044,290	[1]	3,247,241	[1]
Total finance receivables	4,065,052		3,264,600
Used and certified auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	5,557		5,064
60-89 days past due	689		643
90 days and greater past due	281		276
Total past due	6,527		5,983
Current	424,872	[1]	434,183	[1]
Total finance receivables	431,399		440,166
Others
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	1,239		1,213
60-89 days past due	507		419
90 days and greater past due	1,800		1,353
Total past due	3,546		2,985
Current	178,744	[1]	157,679	[1]
Total finance receivables	182,290		160,664
Direct financing lease
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	1,106		966
60-89 days past due	214		161
90 days and greater past due	384		1,644
Total past due	1,704		2,771
Current	421,232	[1]	445,901	[1]
Total finance receivables	422,936		448,672
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	526		205
60-89 days past due	227		67
90 days and greater past due	891		311
Total past due	1,644		583
Current	495,751	[1]	431,412	[1]
Total finance receivables	497,395		431,995
Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	526		205
60-89 days past due	227		67
90 days and greater past due	758		311
Total past due	1,511		583
Current	432,708	[1]	388,979	[1]
Total finance receivables	434,219		389,562
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and greater past due	133
Total past due	133
Current	63,043	[1]	42,433	[1]
Total finance receivables	¥ 63,176		¥ 42,433

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.